Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Accumulated comprehensive losses	Non-controlling Interests.	Total
Beginning balance at Mar. 31, 2017	€ 72,200	€ 4,796	€ 151,808	€ (8,610)	€ (75,794)	€ 1,519	€ 73,719
Issue or reissue of shares	14	1	(1,741)	1,870	(116)		14
Share-based payments	69		69				69
Transactions with non-controlling interests in subsidiaries	814				814	302	1,116
Comprehensive (expense)/income	(649)				(649)	(21)	(670)
Dividends	(2,670)				(2,670)	(157)	(2,827)
Repurchase of treasury shares	(1,735)			(1,735)			(1,735)
Ending balance at Sep. 30, 2017	68,043	4,797	150,136	(8,475)	(78,415)	1,643	69,686
Beginning balance (Previously stated) at Mar. 31, 2018	67,640	4,796	150,197	(8,463)	(78,890)	967	68,607
Beginning balance at Mar. 31, 2018							68,607
Comprehensive (expense)/income							(6,506)
Ending balance (Previously stated) at Sep. 30, 2018							59,504
Ending balance (Impact of adoption of IFRS 15) at Sep. 30, 2018							(1,872)
Ending balance at Sep. 30, 2018	60,449	4,796	150,307	(8,380)	(86,274)	927	61,376
Beginning balance (Impact of adoption of IFRS 15) at Apr. 01, 2018	2,383				2,383	81	2,464
Beginning balance (Impact of adoption of IFRS 9) at Apr. 01, 2018	(197)				(197)	(5)	(202)
Beginning balance at Apr. 01, 2018	69,826	4,796	150,197	(8,463)	(76,704)	1,043	70,869
Issue or reissue of shares			1	83	(84)
Share-based payments	109		109			23	132
Transactions with non-controlling interests in subsidiaries	(120)				(120)	(72)	(192)
Comprehensive (expense)/income	(6,637)				(6,637)	131	(6,506)
Dividends	(2,729)				(2,729)	(198)	(2,927)
Ending balance (Previously stated) at Sep. 30, 2018							59,504
Ending balance (Impact of adoption of IFRS 15) at Sep. 30, 2018							(1,872)
Ending balance at Sep. 30, 2018	€ 60,449	€ 4,796	€ 150,307	€ (8,380)	€ (86,274)	€ 927	€ 61,376